American Fidelity Assurance Company and American Fidelity Separate Account A (File no. 811-01764) hereby incorporate by reference the annual report for the underlying fund named below for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

Filer/Entity:	American Fidelity Dual Strategy Fund, Inc.®
File #:	811-08873
CIK #	0001061130
Accession #:	0001061128-11-000004
Date of Filing:	02/25/11

This annual report is for the period ended December 31, 2010 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Patricia H. Rigler at (405) 523-5483.